Non-controlling interests (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-controlling interests
Total	$ 1,259,432	$ 1,045,081
Weibo
Non-controlling interests
Total	1,279,707	969,803
Others
Non-controlling interests
Total	$ (20,275)	$ 75,278